Income and Expenses Items - Summary of Other Operating Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Gain on disposal of property, plant, and equipment	$ 88	$ 93	$ 99
Reversal of allowance for trade receivable	122
Gain on disposal of assets classified as held for sale			4,525
Reversal of allowance for foreseeable loss		507
Other operating income – others	175	205	460
Total other operating income	$ 385	$ 805	$ 5,084